Insider Trading Arrangements	12 Months Ended
Mar. 31, 2026
Trading Arrangements, by Individual [Table]
Material Terms of Trading Arrangement [Text Block]	Item 9B. Other Information None.
Rule 10b5-1 Arrangement Adopted [Flag]	false
Non-Rule 10b5-1 Arrangement Adopted [Flag]	false
Rule 10b5-1 Arrangement Terminated [Flag]	false
Non-Rule 10b5-1 Arrangement Terminated [Flag]	false